Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	14,740.28
Total Transaction Valuation	106,736,293.00
Total Offset Amount	0.00
Net Fee	$ 14,740.28
Offering Table N/A
Offset Table N/A	N/A